Related party transactions - Transactions between associates and joint ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income statement items
Sales	£ 8	£ 9	£ 9
Purchases	23	29	28
Balance sheet items
Group payables	5	2	12
Group receivables	1	1	2
Loans payable	9	6	6
Loans receivable	108	82	55
Cash flow items
Loans and equity contributions, net	£ 38	£ 47	£ 32